Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of income tax expenses

EUR’000	2024	2023	2022
Income tax expense
Tax expense attributable to profit is made up of:
Current tax	(1,271)	—	—
Movement on deferred tax	(1,137)	—	—
Total Income tax expense	(2,408)	—	—

Schedule of reconciliation of income tax rate

EUR’000	2024	2023	2022
Effective tax rate
Tax expense attributable to profit is made up of:
Profit before income tax	67,477	11,498	35,541
DK corporation tax	—	—	—
UK corporation tax	—	—	—
TW corporation tax	1,271	—	—
Deferred tax	1,137	—	—
Income tax expense, reported	2,408	—	—
Effective tax rate (%)	3.6%	0.0%	0.0%